             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT RESOURCE)

                                      * * *

Effective September 1, 1999, the following information relating to the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Under 5. EXPENSES in the Profile, the expense information for the Select Aggressive Growth Fund is amended as follows:

                                                                                           EXAMPLES:
                                                                                   TOTAL ANNUAL EXPENSES
                                                                                           AT END OF
                                                                                           ----------
                                        TOTAL         TOTAL
                                        ANNUAL        ANNUAL         TOTAL
                                       INSURANCE       FUND          ANNUAL      (1)           (2)
FUND                                    CHARGES       EXPENSES       CHARGES     1 YEAR      10 YEARS
--------                                -------       --------       ------      --------    --------
Select Aggressive Growth Fund.......      1.44%         0.89%          2.33%          $83          $263

Under (3) ANNUAL FUND EXPENSES in the SUMMARY OF FEES AND EXPENSES section, the table and footnotes are amended as follows:

                                                  MANAGEMENT FEE
                                                    (AFTER ANY                  OTHER EXPENSES       TOTAL FUND EXPENSES
                                                     VOLUNTARY                    (AFTER ANY         (AFTER ANY WAIVERS/
FUND                                                  WAIVERS)                  REIMBURSEMENTS)         REIMBURSEMENTS)
--------                                               -------                  ---------------       ------------------
Select Aggressive Growth Fund...................       0.82%***                      0.07%            0.89%(1) (2)***
Select Capital Appreciation Fund................       0.94%***                      0.10%            1.04%(1) (2)***

*** Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expenses shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

Under footnote (2), the percentage for the Select Aggressive Growth Fund is changed to 0.86%.

The expense examples for the Select Aggressive Growth Fund are amended as follows:

                                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                            ------        -------        -------       --------
(1)(a)
Select Aggressive Growth Fund...........      $83           $120           $153          $263

                                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                            ------        -------        -------       --------
(1)(b)
Select Aggressive Growth Fund...........       $86          $128           $165          $288

                                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                            ------        -------        -------       --------
(2)(a)
Select Aggressive Growth Fund...........       $23          $72            $123          $263

                                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                            ------        -------        -------       --------
(2)(b)
Select Aggressive Growth Fund...........       $26            $79             $135           $288

Under INVESTMENT ADVISORY SERVICES, the management fee schedule for the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Select Aggressive Growth Fund                        First $100 Million                 1.00%
                                                     Next $150 Million                  0.90%
                                                     Next $250 Million                  0.80%
                                                     Next $500 Million                  0.70%
                                                     Over $1 Billion                    0.65%

Select Capital Appreciation Fund                     First $100 Million                 1.00%
                                                     Next $150 Million                  0.90%
                                                     Next $250 Million                  0.80%
                                                     Next $500 Million                  0.70%
                                                     Over $1 Billion                    0.65%

                             * * *

Effective as of July 1, 1999, the name of the Sub-Adviser of the Select Emerging Markets Fund has been changed from Schroder Capital Management International Inc. to Schroder Investment Management North America Inc.

                                      SUPPLEMENT DATED SEPTEMBER 1, 1999